Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Of Long-Term Debt

		Interest
	Balance	Rate	Maturity
Fixed Rate Debt

Lender
Great Western Bank	6,957	4.95%	6/2014
GE Franchise Finance Commercial LLC	18,916	7.17%	12/2014
GE Franchise Finance Commercial LLC	4,410	7.69%	12/2014
Citigroup Global Markets Realty Corp	12,570	5.97%	11/2015
Great Western Bank	13,959	5.00%	6/2015
Elkhorn Valley Bank	2,886	5.50%	6/2016
First State Bank	1,625	5.50%	9/2016
GE Franchise Finance Commercial LLC	12,150	7.17%	2/2017
Cantor	6,116	4.25%	11/2017
Morgan Stanley	30,380	5.83%	12/2017
Wachovia Bank	7,699	7.38%	3/2020

Total Fixed Rate Debt	$117,668

Variable Rate Debt

Lender
GE Franchise Finance Commercial LLC	11,487	3.79%	2/2018
GE Franchise Finance Commercial LLC	2,208	4.35%	2/2018

Total Variable Rate Debt	$13,695

Subtotal debt	131,363

Less: debt associated with hotel properties held for sale	34,670

Total Long-Term Debt	$96,693

Long-term debt consisted of the following loans payable at December 31:	2012	2011

Revolving credit facility from Great Western Bank, previously evidenced by a promissory note dated December 3, 2008. The revolving line of credit had a limit of $20 million with interest payable monthly. On December 9, 2011, the facility was refinanced into a $12.5 million revolving credit facility and a $7.5 million mortgage loan (see below). The facility bears interest at 5.95% per annum. On February 21, 2012, the maturity was extended to June 30, 2013.	$2,451	$10,443

Mortgage loan payable to Great Western Bank evidenced by a promissory note dated December 9, 2011, in the amount of $7.5 million. The note bears interest at 6% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on the maturity date. On February 21, 2012, the maturity was extended to June 30, 2013.	$7,296	$7,500

	2012	2011

Mortgage loan payable to Great Western Bank evidenced by a promissory note dated May 5, 2009, in the amount of $10 million. The note bears interest at 6% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on the maturity date. On February 21, 2012, the maturity was extended to June 30, 2013.	$6,786	$9,244

Mortgage loan payable to Citigroup Global Markets Realty Corp. evidenced by a promissory note dated November 7, 2005, in the amount of $14.8 million. The note bears interest at 5.97% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on November 11, 2015.	$12,667	$13,030

Mortgage loan payable to GE Franchise Finance Commercial LLC ("GE") evidenced by a promissory note dated December 31, 2007, in the amount of $7.9 million. The note bears interest at three-month LIBOR plus 2.00% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 3.81%.	$4,572	$4,806

Mortgage loan payable to GE evidenced by a promissory note dated August 18, 2006, in the amount of $17.9 million. On May 1, 2008, the Company converted the loan to a fixed rate equal to the seven-year weekly U.S. dollar interest rate swap plus 1.98%. Monthly installments of principal and interest are due until September 1, 2016 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 7.17%.	$15,943	$16,343

Mortgage loan payable to GE evidenced by a promissory note dated January 5, 2007, in the amount of $15.6 million. On May 1, 2008, the Company converted the loan to a fixed rate equal to the seven-year weekly U.S. dollar interest rate swap plus 1.98%. Monthly installments of principal and interest are due until February 1, 2017 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 7.17%.	$12,261	$12,674

	2012	2011

Mortgage loan payable to GE evidenced by a promissory note dated February 6, 2007, in the amount of $3.4 million. On May 1, 2008, the Company converted the loan to a fixed rate equal to the seven-year weekly U.S. dollar interest rate swap plus 1.98%. Monthly installments of principal and interest are due until March 1, 2017 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 7.17%.	$3,102	$3,173

Mortgage loan payable to GE evidenced by a promissory note dated May 16, 2007, in the amount of $27.8 million. On May 1, 2008, the Company converted the loan to a fixed rate equal to the seven-year weekly U.S. dollar interest rate swap plus 1.98%. Monthly installments of principal and interest are due until June 1, 2017, when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 7.69%.	$9,725	$13,562

Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998, in the amount of $2.5 million, assumed by the Company on April 4, 2007 with a remaining principal balance of $2.0 million. The note bears interest at 7.375% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on March 1, 2020.	$1,357	$1,481

Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998, in the amount of $2.8 million, assumed by the Company on April 4, 2007 with a remaining principal balance of $2.2 million. The note bears interest at 7.375% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on March 1, 2020.	$1,493	$1,629

Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998, in the amount of $4.2 million, assumed by the Company on April 4, 2007 with a remaining principal balance of $3.3 million. The note bears interest at 7.375% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on March 1, 2020.	$2,270	$2,478

Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998, in the amount of $5.1 million, assumed by the Company on April 4, 2007 with a remaining principal balance of $4.0 million. The note bears interest at 7.375% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on March 1, 2020.	$2,771	$3,024

	2012	2011

Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008, in the amount of $3.4 million. The note bears interest at the 90-day London Interbank Offered Rate plus a margin of 2% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 3.81%.	$3,087	$3,228

Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 in the amount of $4.4 million. The note bears interest at the 90-day London Interbank Offered Rate plus a margin of 2% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 3.81%.	$3,977	$4,159

Mortgage loan payable to GE evidenced by a promissory note dated January 31, 2008 in the amount of $2.5 million, dated January 31, 2008. The note bears interest at the 90-day London Interbank Offered Rate plus a margin of 2.56% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 4.37%.	$2,235	$2,363

Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated June 7, 2011, in the amount of $3.1 million . The note bears interest at 6.25%. Monthly principal and interest payments are due through maturity, with the balance of the loan payable on June 15, 2016.	$2,923	$3,059

Mortgage loan payable to Morgan Stanley Mortgage Capital Holdings, LLC evidenced by a promissory note dated November 2, 2012, in the amount of $30.6 million. The note bears interest at 5.83%. Monthly principal and interest payments are due through maturity, with the balance of the loan payable on December 1, 2017.	$30,622	$—

Mortgage loan payable to Elkhorn Valley Bank and Trust evidenced by a promissory note dated October 10, 2012, in the amount of $1.2 million. The note bears interest at 5.5%. Monthly interest payments are due through maturity, with the balance of the loan payable on October 15, 2014.	$1,142	$—

Mortgage loan payable to Cantor Commercial Real Estate Lending evidenced by a promissory note dated October 12, 2012, in the amount of $6.2 million. The note bears interest at 4.25%. Monthly principal and interest payments are due through maturity, with the balance of the loan payable on November 6, 2017.	$6,141	$—

	2012	2011

Mortgage loan payable to Greenwich Capital Financial Products, Inc. ("Greenwich") evidenced by a promissory note dated November 26, 2002, in the amount of $40 million. The note bears interest at 7.50% per annum. Monthly principal and interest payments are payable through maturity on December 1, 2012, at which point the remaining principal and accrued interest are due. This note was paid off in November 2012 with proceeds from the loan with Morgan Stanley (see above).	$—	$29,406

Mortgage loan payable to Great Western Bank evidenced by a promissory note dated December 3, 2008, in the amount of $14 million. The note bears interest at 6% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on the maturity date. On February 21, 2012, the maturity was extended to June 30, 2013. This note was paid in full on December 27, 2012.	$—	$9,830

Credit facility from Wells Fargo Bank for up to $12 million previously evidenced by a promissory note dated September 28, 2007. The note was modified on March 16, 2009 to reduce the amount available for borrowing to $9.5 million and eliminate the revolving feature. The note was sold to Fredericksburg North Investors, LLC on November 21, 2011. The note was paid in full on February 16, 2012.	$—	$2,120

Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008, in the amount of $6.8 million. The note bears interest at the 90-day London Interbank Offered Rate plus a margin of 2% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. This note was paid off on December 31, 2012.	$—	$6,460

Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008, in the amount of $1.1 million. The note bears interest at the 90-day London Interbank Offered Rate plus a margin of 2% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. This note was paid off in December 2012.	$—	$1,050

Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated September 20, 2011, in the amount of $0.96 million. The note bears interest at 5.75%. Monthly principal and interest payments are due through maturity, with the balance of the loan payable on September 15, 2013. The note was paid in July 2012.	$—	$943

	2012	2011

Mortgage loan payable to First National Bank of Omaha evidenced by a promissory note dated January 26, 2010, in the amount of $0.8 million. The note bears interest at the one month London Interbank Offered Rate plus 4.0 percentage points with a 5.0% floor. The rate as of December 31, 2011 was 5.0%. Monthly interest payments are due through maturity, with the balance of the loan due on the maturity date. On March 1, 2012, the maturity of the note was extended to May 1, 2012. The note was paid in full in April of 2012.	$—	$840

Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated November 9, 2011, in the amount of $5.0 million. The note bears interest at 5.75%. Monthly interest payments are due through maturity, with the balance of the loan payable on June 1, 2012. The loan was paid in full on February 3, 2012.	$—	$3,000

Total Debt	$132,821	$165,845

Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale

	Held For Sale	Held For Use	TOTAL
Remainder of 2013	$34,670	$2,574	$37,244
2014	—	10,590	10,590
2015	—	23,535	23,535
2016	—	3,964	3,964
2017	—	43,873	43,873
Thereafter	—	12,157	12,157

	$34,670	$96,693	$131,363

	2012
	Held For Sale	Held For Use	TOTAL
2013	$39,461	$15,915	$55,376
2014	—	3,352	3,352
2015	—	14,989	14,989
2016	—	3,303	3,303
2017	—	43,517	43,517
Thereafter	—	12,284	12,284

	$39,461	$93,360	$132,821

The Carrying Value And Estimated Fair Value Of Debt

	Carrying Value		Estimated Fair Value
	3/31/2012	12/31/2012	3/31/2013	12/31/2012

Continuing operations	$96,693	$93,360	$98,438	$97,631
Discontinued operations	34,670	39,461	35,962	41,528

Total	$131,363	$132,821	$134,400	$139,159

	Carrying Value		Estimated Fair Value
	12/31/2012	12/31/2011	12/31/2012	12/31/2011

Continuing operations	$93,360	$96,362	$97,631	$97,253
Discontinued operations	39,461	69,483	41,528	71,193

Total	$132,821	$165,845	$139,159	$168,446

Great Western Bank [Member]
Debt Instrument Covenant

(dollars in thousands)	December 31, 2012	December 31, 2012
Great Western Bank Covenants	Requirement	Calculation
Consolidated debt service coverage ratio calculated as follows: *	≥1.05:1
Adjusted NOI (A) / Debt service (B)
Net loss per financial statements		(10,220)
Net adjustments per loan agreement		29,646

Adjusted NOI per loan agreement (A)		$19,426

Interest expense per financial statements - continuing operations		6,045
Interest expense per financial statements - discontinued operations		4,015

Total interest expense per financial statements		$10,060

Net adjustments per loan agreement		4,045

Debt service per loan agreement (B)		$14,105

Consolidated debt service coverage ratio		1.38:1

*	Calculations based on prior four quarters

(dollars in thousands)	December 31, 2012	December 31, 2012
Great Western Bank Covenants	Requirement	Calculation
Loan-specific debt service coverage ratio calculated as follows: *	≥ 1.20:1
Adjusted NOI (A) / Debt service (B)
Net loss per financial statements		(10,220)
Net adjustments per loan agreement		13,039

Adjusted NOI per loan agreement (A)		$2,819

Interest expense per financial statements - continuing operations		6,045
Interest expense per financial statements - discontinued operations		4,015

Total interest expense per financial statements		$10,060

Net adjustments per loan agreement		(7,778)

Debt service per loan agreement (B)		$2,282

Loan-specific debt service coverage ratio		1.24:1

*	Calculations based on prior four quarters

	December 31,	December 31,
(dollars in thousands)	2012	2012
Great Western Bank Covenants	Requirement	Calculation
Consolidated loan to value ratio calculated as follows:	≤ 70.0%
Loan balance (A) / Value (B)
Loan balance (A)		$132,821
Value (B)		$262,891

Consolidated loan to value ratio		50.5%

(dollars in thousands)	December 31, 2012	December 31, 2012
Great Western Bank Covenants	Requirement	Calculation
Loan-specific loan to value ratio calculated as follows: *	≤ 70.0%
Loan balance (A) / Value (B)
Loan balance (A)		$16,533
Value (B)		$40,091

Loan-specific loan to value ratio		41.2%

(dollars in thousands)	December 31, 2012	December 31, 2012
Great Western Bank Covenants	Requirement	Calculation
Consolidated leverage ratio calculated as follows:	≤ 4.25
Total liabilities (A) / Tangible net worth (B)
Total liabilities per financial statements and loan agreement (A)		$157,534

Total assets per financial statements		201,847
Total liabilities per financial statements		157,534

Tangible net worth per loan agreement (B)		$44,313

Consolidated Leverage Ratio:		3.56

General Electric Capital Corporation [Member]
Debt Instrument Covenant

	December 31,	December 31,
(dollars in thousands)	2012	2012
GE Covenants	Requirement	Calculation
Loan-specific fixed charge coverage ratio calculated as follows: *	≥ 1.00:1
Adjusted EBITDA (A) / Fixed charges (B)
Net loss per financial statements		(10,220)
Net adjustments per loan agreement		17,142

Adjusted EBITDA per loan agreement (A)		$6,922

Interest expense per financial statements - continuing operations		6,045
Interest expense per financial statements - discontinued operations		4,015

Total interest expense per financial statements		$10,060

Net adjustments per loan agreement		(4,313)
Fixed charges per loan agreement (B)		$5,747

Loan-specific fixed charge coverage ratio		1.20:1

*	Calculations based on prior four quarters

	December 31,	December 31,
(dollars in thousands)	2012	2012
GE Covenants	Requirement	Calculation
Loan-specific loan to value ratio calculated as follows:	≤ 80%
Loan balance (A) / Value (B)
Loan balance (A)		$54,902

Value (B)		$72,130

Loan-specific loan to value ratio		76.1%

	December 31,	December 31,
(dollars in thousands)	2012	2012
GE Covenants	Requirement	Calculation

Before dividend consolidated fixed charge coverage ratio calculated as follows: *	≥ 1.10:1
Adjusted EBITDA (A) / Fixed charges (B)
Net loss per financial statements		(10,220)
Net adjustments per loan agreement		25,186

Adjusted EBITDA per loan agreement (A)		$14,966

Interest expense per financial statements - continuing operations		6,045
Interest expense per financial statements - discontinued operations		4,015

Total interest expense per financial statements		$10,060

Net adjustments per loan agreement		2,995
Fixed charges per loan agreement (B)		$13,055

Before dividend consolidated fixed charge coverage ratio		1.15:1

*	Calculations based on prior four quarters

	December 31,	December 31,
(dollars in thousands)	2012	2012
GE Covenants	Requirement	Calculation

After dividend consolidated fixed charge coverage ratio calculated as follows: *	≥ 0.90:1
Adjusted EBITDA (A) / Fixed charges (B)
Net loss per financial statements		(10,220)
Net adjustments per loan agreement		25,186

Adjusted EBITDA per loan agreement (A)		$14,966

Interest expense per financial statements - continuing operations		6,045
Interest expense per financial statements - discontinued operations		4,015

Total interest expense per financial statements		$10,060

Net adjustments per loan agreement		6,164
Fixed charges per loan agreement (B)		$16,224

After dividend consolidated fixed charge coverage ratio		0.92:1

*	Calculations based on prior four quarters